Parent company only condensed financial information (Details 2) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Operating expenses
Marketing	$ (1,522,832)	¥ (10,573,024,000)	¥ (7,736,172,000)	¥ (4,010,280,000)
General and administrative	(671,667)	(4,663,383,000)	(2,876,989,000)	(5,260,064,000)
Loss from operations	(308,929)	(2,144,897,000)	(6,470,986,000)	(5,802,437,000)
Interest income	69,367	481,618,000	414,999,000	637,641,000
Interest expense	(37,398)	(259,657,000)	(82,507,000)	(28,825,000)
Others, net	212,308	1,474,055,000	(140,597,000)	216,587,000
Net loss attributable to JD.com, Inc.	(548,291)	(3,806,790,000)	(9,107,940,000)	(4,996,358,000)
Preferred shares redemption value accretion				(7,957,640,000)
Net loss attributable to ordinary shareholders	(548,291)	(3,806,790,000)	(9,107,940,000)	(12,953,998,000)
Net loss	(548,291)	(3,806,790,000)	(9,107,940,000)	(4,996,358,000)
Other comprehensive loss:
Foreign currency translation adjustments	135,909	943,616,000	954,787,000	(121,612,000)
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains/(losses), nil of tax	(11,349)	(78,792,000)	(238,852,000)	71,286,000
Reclassification adjustment for (gains)/losses recorded in net income, nil of tax	17,823	123,743,000	216,230,000	(57,181,000)
Net unrealized gains/(losses) on available-for-sale securities	6,474	44,951,000	(22,622,000)	14,105,000
Total other comprehensive income/(loss)		988,567,000	930,951,000	(107,507,000)
Total comprehensive loss attributable to JD.com, Inc.	(405,908)	(2,818,223,000)	(8,176,989,000)	(5,103,865,000)
Unrealized gains/(losses), tax		0	0	0
Reclassification adjustment for (gains)/losses recorded in net income, tax		0	0	0
Parent company
Operating expenses
Marketing	(175,538)	(1,218,760,000)	(1,221,580,000)	(915,455,000)
General and administrative	(83,156)	(577,350,000)	(445,095,000)	(3,834,699,000)
Loss from operations	(258,694)	(1,796,110,000)	(1,666,675,000)	(4,750,154,000)
Equity in loss of subsidiaries, VIEs and VIEs' subsidiaries	(280,678)	(1,948,761,000)	(7,520,216,000)	(449,816,000)
Interest income	7,975	55,373,000	143,757,000	183,294,000
Interest expense	(23,752)	(164,910,000)
Others, net	6,858	47,618,000	(64,806,000)	20,318,000
Net loss attributable to JD.com, Inc.	(548,291)	(3,806,790,000)	(9,107,940,000)	(4,996,358,000)
Preferred shares redemption value accretion				(7,957,640,000)
Net loss attributable to ordinary shareholders	(548,291)	(3,806,790,000)	(9,107,940,000)	(12,953,998,000)
Net loss	(548,291)	(3,806,790,000)	(9,107,940,000)	(4,996,358,000)
Other comprehensive loss:
Foreign currency translation adjustments	135,909	943,616,000	953,573,000	(121,612,000)
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains/(losses), nil of tax	(11,349)	(78,792,000)	(238,852,000)	71,286,000
Reclassification adjustment for (gains)/losses recorded in net income, nil of tax	17,823	123,743,000	216,230,000	(57,181,000)
Net unrealized gains/(losses) on available-for-sale securities	6,474	44,951,000	(22,622,000)	14,105,000
Total other comprehensive income/(loss)	142,383	988,567,000	930,951,000	(107,507,000)
Total comprehensive loss attributable to JD.com, Inc.	$ (405,908)	(2,818,223,000)	(8,176,989,000)	(5,103,865,000)
Unrealized gains/(losses), tax		0	0	0
Reclassification adjustment for (gains)/losses recorded in net income, tax		¥ 0	¥ 0	¥ 0